Share-Based Payment (Details)		12 Months Ended
		Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares
Share-Based Payment [Line Items]
Fee (in Dollars) | $			$ 1,000,000
Percentage of cash			50.00%
Percentage of cash to exchange ordinary shares			50.00%
Issued at per share (in Dollars per share) | $ / shares		$ 4.3	$ 9.28
Ordinary shares issued		6,371
Weighted-average remaining contractual period		6 months	1 year 6 months
Restricted stock units	[1]
Restricted Stock Units [Member]
Share-Based Payment [Line Items]
Ordinary shares issued		11,545	3,818
Weighted-average remaining contractual period		1 year 10 months 24 days	6 months 25 days
Restricted stock units		68,992	100,090

[1]	Shares options outstanding for the years and their exercise prices have been restated for the 10-to-1 reverse stock split effective April 15, 2024.